DAVID JONES & ASSOC., P.C.

Law Firm

395 Sawdust, # 2148 The Woodlands, TX 77380	(P & F) 866-862-1719

February 1, 2010

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn: Division of Investment Management, Mr. Vincent Distefano

Re:	Timothy Plan, File Nos. 811-08228 and 033-73248

Dear Mr. Distefano:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 34 (“PEA#34”) to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This PEA # 34 is being filed to incorporate information not included in Registrant’s post-effective amendment # 33 (“PEA#33”), to incorporate changes and corrections to PEA#33 noted by yourself and the Staff, and to include the consent of Registrant’s Independent Registered Public Accounting Firm. The filing of this PEA#34 is contemplated to be concurrently with the declaration by the Commission of the effectiveness of PEA#33.

With respect to the alterations, corrections and changes to PEA#33 Registrant has included in this PEA#34, we note the following:

PROSPECTUS CHANGES

ITEM 1	CHANGES- GENERAL

You noted that the disclosure on the cover page relating to Excluded Securities did not conform to the requirements of Item 1 of Form N1-A and should be relocated to another section of the prospectus. Additionally, you requested that the final three sentences in the second paragraph of that disclosure be deleted. We have deleted the three noted sentences. With respect to the location of the disclosure, Registrant believes that this disclosure is critical information that an investor must have in order to begin to determine whether the funds are an appropriate investment. This is an SRO fund with very restrictive, faith based investment parameters. Registrant believes that locating this disclosure anywhere else in the prospectus will diminish the effectiveness of this disclosure. Accordingly, Registrant has left the amended disclosure in place on the cover. Registrant draws your attention to the following instruction relating to the cover page:

Instruction. A Fund may include on the front cover page a statement of its investment objectives, a brief (e.g., one sentence) description of its operations, or any additional information, subject to the requirement set out in General Instruction C.3(b).

ITEM 2	CHANGES- GENERAL

You noted that the disclosure relating to the investment objectives of certain funds contained superfluous language that should not be included under Item 1, but should be included in the section of each Fund relating to investment strategies. The noted superfluous language for the Large/Mid Cap Growth Fund, the Money Market Fund, the Defensive Strategies Fund, the Strategic Growth Fund, and the Conservative Growth Fund has been relocated as requested.

ITEM 3	CHANGES- GENERAL

You noted that the disclosure language relating to FEES and EXPENSES did not exactly conform to the language set out in Item 2 of Form N1-A. Registrant has amended the disclosure to be a verbatim recitation of the disclosure set forth in Item 2 of Form N1-A. This change has been made for all funds.

As requested, for Fund’s that did not have fee waivers or expense reimbursements, disclosure relating to such items in the table have been removed.

You noted that the table relating to Annual Fund Operating Expenses did not conform to the requirements of Form N1-A. Registrant has amended the table to be a verbatim recitation of the disclosure set forth in Item 2 of Form N1-A. This change has been made for all funds.

You noted that the disclosure language relating to the EXAMPLE did not exactly conform to the language set out in Item 2 of Form N1-A. Registrant has amended the disclosure to be a verbatim recitation of the disclosure set forth in Item 2 of Form N1-A. This change has been made for all funds.

You noted that the disclosure language relating to PORTFOLIO TURNOVER did not exactly conform to the language set out in Item 2 of Form N1-A. Registrant has amended the disclosure to be a verbatim recitation of the disclosure set forth in Item 2 of Form N1-A. This change has been made for all funds.

ITEM 4	CHANGES- GENERAL

Principal Investment Strategies- You noted that disclosure relating to how an investment manager decided to buy and sell securities on behalf of a fund was not included in this section. Appropriate disclosure has been added for all funds.

You noted that disclosure relating to the types of securities to be purchased when a fund took a defensive position was not included. A description of those securities has been included for all applicable funds.

You noted that for funds that normally invested a required percentage of the fund’s assets in a certain manner, disclosure describing whether the percentage related to net assets or total assets was missing. Each such fund invests based on a percentage of total assets, and correcting disclosure has been made for each applicable fund.

As requested, disclosure relating to each fund’s avoidance of Excluded Securities as an investment choice has been added to all funds.

As requested, for each Fund with a value investing style, the following disclosure has been added to that Fund’s Principal Investment Strategies Disclosure:

This Fund invests using a value style investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

As requested, for each Fund with a Growth investing style, the following disclosure has been added to that Fund’s Principal Investment Strategies Disclosure:

This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

Principal Risks- As requested, for each fund that included a separate section in the prospectus describing “Who Should Buy This Fund”, that disclosure has been relocated to the Principal Risks Section.

As requested, for each Fund with a value investing style, the risk disclosure relating to value investing has been changed to expand on and better define the nature of such risks.

As requested, for each Fund with a growth investing style, the risk disclosure relating to value investing has been changed to expand on and better define the nature of such risks.

Investment Adviser- As requested, the contraction “(TPL)” has been removed for all funds.

Sub-Adviser- As requested, all disclosure not specifically required pursuant to Item 4 of Form N1-A has been deleted for all funds.

Portfolio Managers- As requested, all portfolio managers are listed, the entity for whom they work is noted, and the length of service to the Fund is disclosed. Disclosure relating to sub-advisers has been deleted from the Money Market Fund, the Strategic Growth Fund, and the Conservative Growth Fund, since none of those funds engage sub-advisers.

Average Annual Return Tables- You noted that the tables did not exactly conform to the table forms as set forth in Form N1-A. Additionally, you requested that an additional row be inserted in the table to disclose the “Return Before Taxes” for Class C shares. The tables for all funds have been conformed to the requirements of Form N1-A. However, Registrant did not add a row for Class C shares. Registrant notes that Item 4(b)(2)(iv)(C) states that after-tax returns are shown for only one class and a statement that after tax returns for other classes will vary. Registrant has included the statement, “After tax returns are shown for only Class a Shares, and after-tax returns for Class C shares will vary.” immediately below the tables for each fund.

As requested, the existing footnote in each Return table discussing after tax calculations has been converted from a footnote to a stand-alone disclosure adjacent to the table.

ITEM 5	CHANGES- There were no comments relating to Item 5.

ITEM 6	CHANGES- GENERAL

You noted that disclosure relating to the methods for redeeming shares was not included in this section. Appropriate disclosure has been added to this Section for all funds.

ITEM 7	CHANGES- GENERAL

As requested, the disclosure in this Section has been amended to track the language set forth in Form N1-A for all funds.

ITEM 8	CHANGES- GENERAL

As requested, the disclosure in this Section has been amended to track the language set forth in Form N1-A for all funds.

ITEM 9-	GENERAL

You noted that disclosure relating to Item 9 had not been included in the prospectus. Registrant has draft Item 9 disclosure, and it now appears in the prospectus under new Section 2.

ITEM 12	CHANGES- GENERAL

As requested, the section of the prospectus entitled, “Distribution and Service Plans”, has been relocated to the general information section of the prospectus.

FUND SPECIFIC CHANGES

International Fund- The disclosure in bullet point one of Principal Investment Strategies has been clarified with respect to securities to be purchased. The excess disclosure under bullet point two has been removed and relocated to Item 9 discussion. Principal Risk # 3 has been expanded to include discussion of the risks of investing in emerging markets.

Small Cap Value Fund- Bullet point one of Principal Investment Strategies has been clarified to make clear that the Fund will only buy stocks in companies with market cap below $2 billion. Disclosure concerning the fund’s value bias has also been relocated from the risks section to this bullet.

Large/Mid Cap Value Fund- Disclosure concerning the fund’s value bias has also been relocated from the risks section to bullet point one of Principal Investment Strategies.

High Yield Fund- “(junk bonds)” has been added to the disclosure in bullet point one of Principal Investment Strategies. A new risk disclosure has been added to highlight the risks of investing in high yield securities.

Money Market Fund- Disclosure relating to the Fund’s attempt to maintain a stable net asset value has been relocated from the Fund’s Investment Objective to bullet one of Principal Investment Strategies. References to different share classes have been deleted.

Defensive Strategies Fund- The description of Commodities Based ETF’s has been expanded as requested in the of Principal Investment Strategies section. All the risks of the underlying Traditional Funds have been listed in the Principal Risk section of both funds.

Strategic Growth Fund and Conservative Growth Fund- Disclosure relating to the manner in which the Adviser determines when to change the asset allocation has been added to both funds. Each risk applicable to the Fund as a result of its investments in underlying Funds has been listed and explained.

STATEMENT OF ADDITIONAL INFORMATION

As requested, the disclosure under number 8 of the Investment Restrictions Section has been expanded to make clear that the restriction does not apply to the Asset Allocation Funds.

On behalf of the Trust, we represent to the Commission that the Trust does not engage in the practice of borrowing by any Fund. Accordingly, comments relating to borrowing disclosure are inapplicable. If the Trust engages in such a practice in the future, appropriate disclosure will be added.

We believe that this PEA # 34 has incorporated all changes sought by the Staff and conforms in all material respects to the Commission’s new Form N1-A requirements, and that the Trust has exercised its best efforts to insure that this PEA # 34 so complies.

Accordingly, pursuant to Rule 461 under the 1933 Act, we are, on behalf of the Trust, renewing our request that the Commission accelerate the effective date for PEA #33 to February 1, 2010 and asking that the Commission also accelerate the effective date for PEA #34 to February 1, 2010. There has been a bona fide effort on behalf of the Trust to make the prospectus and statement of additional information reasonably concise and readable so as to facilitate an understanding of the information required or permitted to be contained therein. Correcting information required by the Commission has been provided in the form of PEA # 34, being filed pursuant to Rule 485(a) concurrently with the effectiveness of PEA#33, or as otherwise required by the Commission.

With respect to the Trust’s request for acceleration of PEA # 33 and this PEA # 34, we are, on behalf of the Trust, making the following representations to the Commission:

*	should the Commission or the staff, acting pursuant to delegated authority, declare PEA # 33 & 34 effective, it does not foreclose the Commission from taking any action with respect to the filing; and

*	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring PEA # 33 and 34 effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

*	the Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Accordingly, we respectfully request that the Commission, having due regard to the public interest and the protection of investors, grant the Trust’s request for acceleration of effectiveness of PEA # 33 and PEA#34 to February 1, 2010.

PEA # 34 relates only to the Trust’s traditional funds. It does not relate to any Trust series that may be offered through insurance company variable contract products.

PEA # 34 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust. Please direct any comments regarding the Trust’s PEA # 33 and/or PEA#34 to me at the above address and phone number. Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

/s/ David D. Jones, Esq.
DAVID D. JONES, ESQ.